Statutory Reserves and Restricted Net Assets - Statement of Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
General and administrative expenses	$ (80,663)	$ (67,513)	$ (71,589)
Total operating expenses	(212,479)	(257,609)	(311,427)
Other non-operating incomes, net	3,113	2,904	1,958
Financial income, net	44,976	18,546	7,286
Foreign exchange gain/(loss)	669	2,441	(618)
Loss before income tax expense	(57,066)	(144,295)	(174,934)
Net loss	(60,315)	(146,175)	(175,424)
Net loss attributable to ordinary shareholders	(60,315)	(146,175)	(175,424)
Net loss	(60,315)	(146,175)	(175,424)
Other comprehensive income/(loss)
Foreign currency translation	(2,722)	(14,942)	1,482
Transfer out of fair value changes of long-term investments	15,537
Changes in fair value of long-term investments	(7,791)	(9,493)
Total comprehensive loss attributable to Tuya Inc.	(55,291)	(170,610)	(173,585)
Reportable Legal Entities | Parent Company
Operating expenses:
General and administrative expenses	(4,212)	(3,013)	(2,927)
Share of loss of subsidiaries and VIE	(59,372)	(146,417)	(174,455)
Total operating expenses	(63,584)	(149,430)	(177,382)
Other non-operating incomes, net	3,113	2,904	1,958
Financial income, net	238	197
Foreign exchange gain/(loss)	(82)	154
Loss before income tax expense	(60,315)	(146,175)	(175,424)
Net loss	(60,315)	(146,175)	(175,424)
Net loss attributable to ordinary shareholders	(60,315)	(146,175)	(175,424)
Net loss	(60,315)	(146,175)	(175,424)
Other comprehensive income/(loss)
Foreign currency translation	(2,722)	(14,942)	1,482
Transfer out of fair value changes of long-term investments	15,537
Changes in fair value of long-term investments	(7,791)	(9,493)	357
Total comprehensive loss attributable to Tuya Inc.	$ (55,291)	$ (170,610)	$ (173,585)